INTERIM CONDENSED STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net loss for the period	€ (21,872)	€ (28,099)
Remeasurement of defined benefit plans	0	0
Tax impact	0	0
Other comprehensive loss that will not be reclassified subsequently to income or loss	0	0
Currency translation adjustment	(2)	10
Tax impact	0	0
Other comprehensive income that may be reclassified subsequently to income or loss	(2)	10
Total comprehensive loss	€ (21,874)	€ (28,088)